8. Income Taxes (Tables)	12 Months Ended
Aug. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate
	For the Year Ended August 31,
	2020	2019
United States statutory corporate income tax rate	21.0%	21.0%
Change in valuation allowance on deferred tax assets	-21.0%	-21.0%

Provision for income tax	–%	–%

Schedule of deferred income tax assets

The components of the net deferred income tax assets are approximately as follows:

	August 31,
	2020	2019
US Deferred income tax assets:
Net operating loss carry forwards benefit	$1,800,098	$785,628
Valuation allowance	(1,800,098)	(785,628)
Net deferred income tax assets	$–	$–

Outside US Deferred income tax assets:
Net operating loss carry forwards benefit	$1,845,645	$1,209,215
Valuation allowance	(1,845,645)	(1,209,215)
	$–	$–

	August 31,
	2020	2019
Consolidated Deferred income tax assets:
Net operating loss carry forwards benefit	$3,615,744	$1,994,843
Valuation allowance	(3,615,744)	(1,994,843)
Net deferred income tax assets	$–	$–